Organization and Summary of Significant Accounting Policies - Summary of Percentage of Revenue and Accounts Receivable Represented by Major Distributors and Customers (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue [Member] | Company A [Member]
Concentration Risk [Line Items]
Percentage of revenue and accounts receivable	7.00%	7.00%	9.00%	33.00%	21.00%
Revenue [Member] | Company B [Member]
Concentration Risk [Line Items]
Percentage of revenue and accounts receivable	3.00%	6.00%	5.00%	9.00%	19.00%
Revenue [Member] | Company C [Member]
Concentration Risk [Line Items]
Percentage of revenue and accounts receivable	8.00%	21.00%	18.00%	36.00%	33.00%
Revenue [Member] | Company D [Member]
Concentration Risk [Line Items]
Percentage of revenue and accounts receivable	71.00%	43.00%	50.00%	0.00%	0.00%
Accounts Receivable [Member] | Company B [Member]
Concentration Risk [Line Items]
Percentage of revenue and accounts receivable	2.00%		1.00%	18.00%
Accounts Receivable [Member] | Company D [Member]
Concentration Risk [Line Items]
Percentage of revenue and accounts receivable	79.00%		89.00%	68.00%